Segment information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment information
Segment information
Operating segment
OPCO’s fleet, which is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker, which is the Company's board of directors, as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.
A breakdown of the Company’s contract revenues by customer for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
BP	35.0%	28.9%	26.8%
Total	19.6%	24.2%	30.0%
Tullow	18.8%	13.9%	—%
ExxonMobil *	14.5%	23.6%	30.8%
Chevron	12.1%	9.4%	12.5%
Total	100.0%	100.0%	100.0%

* During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.
Geographic Data
Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:
Revenues

(In US$ millions)	2013	2012	2011
Nigeria	207.5	209.8	204.7
China	—	84.1	115.7
Angola	87.9	86.3	82.7
Vietnam	—	39.1	60.6
Malaysia	—	—	30.8
Canada	153.5	87.3	—
United States	370.4	259.3	181.7
Thailand	40.6	—	—
Ghana	198.6	126.8	—
Other	5.8	19.1	2.7
Total	1,064.3	911.8	678.9
Fixed Assets—Drilling Units (1)

(In US$ millions)	2013	2012
Nigeria	543.5	553.9
Angola	182.6	194.3
Ghana	632.1	654.5
Canada	543.5	545.7
United States	1,274.8	1,293.5
Thailand	271.8	—
Total	3,448.3	3,241.9

(1)
The fixed assets referred to in the table above include the eight drilling units at December 31, 2013 and six drilling units at December 31, 2012. The fixed assets and drilling units include the dropdown companies prior to their acquisition by the Company. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.